Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000162463 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	12.80%
C000162463 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)
C000162463 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000162463 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000162463 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000162463 | CurrencyExposure_Long_South Korea
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
C000162463 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000162463 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000162463 | CurrencyExposure_Long_Uruguay
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000162463 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000162463 | CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000162463 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	45.80%
C000162463 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.40%)
C000162463 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000162463 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162463 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162463 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162463 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.60%
C000162463 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.50%
C000162463 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	53.30%
C000162464 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	12.80%
C000162464 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)
C000162464 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000162464 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000162464 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000162464 | CurrencyExposure_Long_South Korea
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
C000162464 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000162464 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000162464 | CurrencyExposure_Long_Uruguay
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000162464 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000162464 | CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000162464 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	45.80%
C000162464 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.40%)
C000162464 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000162464 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162464 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162464 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162464 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.60%
C000162464 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.50%
C000162464 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	53.30%
C000117767 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	12.80%
C000117767 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)
C000117767 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000117767 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000117767 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000117767 | CurrencyExposure_Long_South Korea
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
C000117767 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000117767 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000117767 | CurrencyExposure_Long_Uruguay
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
C000117767 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000117767 | CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
C000117767 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	45.80%
C000117767 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.40%)
C000117767 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000117767 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117767 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000117767 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.70%
C000117767 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.60%
C000117767 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.50%
C000117767 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	53.30%